Employee Benefits Expense and Number of Employees - Employee Benefits Expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Benefits Expense and Number of Employees
Salaries	€ 8,693	€ 7,969	€ 7,483
Social security expense	1,281	1,135	1,067
Share-based payment expense	1,120	785	724
Pension expense	312	270	258
Employee-related restructuring expense	180	33	610
Termination benefits outside of restructuring plans	57	37	28
Employee benefits expense	€ 11,643	€ 10,229	€ 10,170